Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000224810
Shareholder Report [Line Items]
Fund Name	Global Impact Equity Fund
Class Name	Investor Class
Trading Symbol	TGPEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - Investor Class	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities posted solid gains in the year ended October 31, 2025. Artificial intelligence (AI) technologies extended their reach across almost all segments of the global economy, while geopolitical conflicts continued to manifest and generate concern for investors and volatility in markets. Both fostered an increasing recognition of the need for more sustainable solutions to address consequential environmental and social challenges.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in Canada. Shopify, a major multichannel commerce platform with a focus on small and medium-sized businesses, was buoyed by strong free cash flow growth and market share gains. Stock choices in France, including SPIE, an engineering services provider that stands to benefit from future infrastructure investments in Europe, also provided a boost.

  On the negative side, the leading detractor from relative performance was stock selection in the U.S. Not owning mega-cap technology companies NVIDIA and Alphabet on impact grounds weighed. Stock choices in Japan also held back performance.

  The fund pursues a dual mandate of generating impact along with financial returns. The fund’s investment universe is built around two impact pillars—(1) Climate and Resource Impact and (2) Social Equity and Quality of Life—aligned to the United Nations Sustainable Development Goals. We decreased our overweight allocation to health care given headwinds linked to U.S. health care policy uncertainty, reallocating proceeds to areas including semiconductor equipment or networking companies that benefit from the AI infrastructure buildout and enable energy efficiency gains.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/15/21
Global Impact Equity Fund (Investor Class)	8.56%	3.30%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	10.71

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 15, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 27,485,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ (155,000)
InvestmentCompanyPortfolioTurnover	92.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$27,485 Number of Portfolio Holdings69
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	28.9%
Industrials & Business Services	24.0
Financials	16.9
Health Care	16.4
Consumer Discretionary	4.6
Utilities	4.6
Materials	3.0
Communication Services	1.8
Other	-0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Linde	3.0%
Broadcom	2.9
Popular	2.2
ASML Holding	2.2
TE Connectivity	2.2
Hubbell	2.2
Kotak Mahindra Bank	2.1
Thermo Fisher Scientific	2.1
Waste Connections	2.0
Bank Central Asia	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000224811
Shareholder Report [Line Items]
Fund Name	Global Impact Equity Fund
Class Name	I Class
Trading Symbol	TGBLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - I Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities posted solid gains in the year ended October 31, 2025. Artificial intelligence (AI) technologies extended their reach across almost all segments of the global economy, while geopolitical conflicts continued to manifest and generate concern for investors and volatility in markets. Both fostered an increasing recognition of the need for more sustainable solutions to address consequential environmental and social challenges.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in Canada. Shopify, a major multichannel commerce platform with a focus on small and medium-sized businesses, was buoyed by strong free cash flow growth and market share gains. Stock choices in France, including SPIE, an engineering services provider that stands to benefit from future infrastructure investments in Europe, also provided a boost.

  On the negative side, the leading detractor from relative performance was stock selection in the U.S. Not owning mega-cap technology companies NVIDIA and Alphabet on impact grounds weighed. Stock choices in Japan also held back performance.

  The fund pursues a dual mandate of generating impact along with financial returns. The fund’s investment universe is built around two impact pillars—(1) Climate and Resource Impact and (2) Social Equity and Quality of Life—aligned to the United Nations Sustainable Development Goals. We decreased our overweight allocation to health care given headwinds linked to U.S. health care policy uncertainty, reallocating proceeds to areas including semiconductor equipment or networking companies that benefit from the AI infrastructure buildout and enable energy efficiency gains.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/15/21
Global Impact Equity Fund (I Class)	8.69%	3.42%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	10.71

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 15, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 27,485,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ (155,000)
InvestmentCompanyPortfolioTurnover	92.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$27,485 Number of Portfolio Holdings69
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	28.9%
Industrials & Business Services	24.0
Financials	16.9
Health Care	16.4
Consumer Discretionary	4.6
Utilities	4.6
Materials	3.0
Communication Services	1.8
Other	-0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Linde	3.0%
Broadcom	2.9
Popular	2.2
ASML Holding	2.2
TE Connectivity	2.2
Hubbell	2.2
Kotak Mahindra Bank	2.1
Thermo Fisher Scientific	2.1
Waste Connections	2.0
Bank Central Asia	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless